UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 03061)

Exact name of registrant as specified in charter: Putnam Global Natural Resources Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2008

Date of reporting period: November 30, 2007

Item 1. Schedule of Investments:

Putnam Global Natural Resources Fund
The fund's portfolio
11/30/07 (Unaudited)

COMMON STOCKS (98.2%)(a)
	Shares	Value

Chemicals (6.9%)
Akzo Nobel NV (Netherlands)	70,163	$5,380,617
BASF AG (Germany)	42,897	5,949,010
Celanese Corp. Ser. A	503,900	19,994,752
CF Industries Holdings, Inc.	63,300	5,759,034
E.I. du Pont de Nemours & Co.	230,054	10,616,992
Rohm & Haas Co.	110,400	6,002,448
		53,702,853

Construction (1.2%)
Martin Marietta Materials, Inc. (S)	66,881	8,998,839

Containers (1.4%)
Ball Corp.	88,200	4,079,250
Crown Holdings, Inc. (NON)	274,800	7,051,368
		11,130,618

Energy (15.4%)
Cameron International Corp. (NON) (S)	122,300	11,402,029
Electromagnetic GeoServices AS (Norway) (NON)	211,470	2,099,469
Electromagnetic GeoServices AS 144A (Norway) (NON)	34,725	344,749
ENSCO International, Inc. (S)	155,300	8,362,905
Global Industries, Ltd. (NON) (S)	707,600	15,687,492
Grant Prideco, Inc. (NON)	176,200	8,475,220
Halliburton Co. (S)	450,596	16,496,320
National-Oilwell Varco, Inc. (NON)	257,800	17,569,070
Petroleum Geo-Services ASA (Norway)	219,250	6,292,668
Pride International, Inc. (NON)	158,306	5,219,349
Saipem SpA (Italy)	283,786	11,338,258
Schlumberger, Ltd. (S)	168,400	15,736,980
		119,024,509

Engineering & Construction (1.3%)
Chiyoda Corp. (Japan)	758,000	9,783,124

Forest Products and Packaging (0.8%)
Smurfit Kappa PLC (Ireland) (NON)	325,960	5,485,988
Smurfit Kappa PLC 144A (Ireland) (NON)	53,286	896,817
		6,382,805

Metals (7.6%)
Alcoa, Inc.	264,100	9,605,317
BHP Billiton PLC (United Kingdom)	173,110	5,721,210
Freeport-McMoRan Copper & Gold, Inc. Class B	98,000	9,695,140
Hyundai Steel Co. (South Korea)	30	2,555
Nucor Corp.	167,800	9,935,438
Salzgitter AG (Germany)	28,987	4,621,929
Teck Cominco, Ltd. Class B (Canada)	103,730	3,969,683
TMK OAO GDR (Russia)	69,058	3,004,023
TMK OAO 144A GDR (Russia)	27,704	1,205,124
United States Steel Corp.	58,560	5,721,312
Xstrata PLC (Switzerland)	73,580	5,173,789
		58,655,520

Oil & Gas (62.6%)
Apache Corp.	270,831	26,213,732
BP PLC (United Kingdom)	4,186,510	50,798,861
ConocoPhillips (SEG)	841,000	67,313,640
Devon Energy Corp. (S)	412,474	34,156,972
EOG Resources, Inc. (S)	191,272	15,833,496
Fred Olsen Energy ASA (Norway)	158,700	7,906,497
Gazprom (Russia)	589,226	7,830,814
Hess Corp.	228,200	16,252,404
KazMunaiGas Exploration Production GDR (Kazakhstan)	278,800	7,513,660
Lukoil ADR (Russia)	112,433	9,579,292
Marathon Oil Corp.	654,598	36,592,028
Nexen, Inc. (Canada)	190,800	5,412,482
Nippon Mining Holdings, Inc. (Japan)	1,086,000	7,954,669
Occidental Petroleum Corp.	553,106	38,590,206
Saras SpA (Italy)	1,400,485	8,111,331
Statoil ASA (Norway)	659,900	21,441,181
Suncor Energy, Inc. (Canada)	109,900	10,499,140
Total SA (France)	409,753	33,119,968
Total SA ADR (France) (S)	284,438	23,016,723
Ultra Petroleum Corp. (NON)	112,800	7,320,720
Valero Energy Corp.	321,454	20,917,012
XTO Energy, Inc.	449,066	27,761,260
		484,136,088

Utilities & Power (1.0%)
Babcock & Brown Wind Partners (Australia)	5,031,575	7,837,906

Total common stocks (cost $570,358,307)		$759,652,262

SHORT-TERM INVESTMENTS (17.1%)(a)
	Principal
	amount/shares	Value

Putnam Prime Money Market Fund (e)	16,657,921	$16,657,921
Short-term investments held as collateral for loaned
securities with yields ranging from 4.40% to 5.44% and
due dates ranging from December 31, 2007 to
January 29, 2008 (d)	$115,650,949	115,336,519

Total short-term investments (cost $131,994,440)		$131,994,440

TOTAL INVESTMENTS

Total investments (cost $702,352,747) (b)		$891,646,702

FORWARD CURRENCY CONTRACTS TO BUY at 11/30/07 (aggregate face value $34,574,485) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$4,157,213	$4,094,265	1/16/08	$62,948
British Pound	6,454,267	6,380,259	12/19/07	74,008
Canadian Dollar	19,430,941	19,476,949	1/16/08	(46,008)
Japanese Yen	2,425,374	2,356,961	2/20/08	68,413
Swedish Krona	557,940	523,010	12/19/07	34,930
Swiss Franc	1,758,794	1,743,041	12/19/07	15,753

Total				$210,044

FORWARD CURRENCY CONTRACTS TO SELL at 11/30/07 (aggregate face value $102,269,631) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Euro	$65,856,430	$61,843,995	12/19/07	$(4,012,435)
Hong Kong Dollar	3,317,494	3,323,140	2/20/08	5,646
Japanese Yen	5,431,960	5,379,786	2/20/08	(52,174)
Norwegian Krone	32,332,868	31,722,710	12/19/07	(610,158)

Total				$(4,669,121)

FUTURES CONTRACTS OUTSTANDING at 11/30/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

S&P 500 Index (Long)	26	$9,644,050	Dec-07	$48,944

NOTES

(a) Percentages indicated are based on net assets of $773,461,520.

(b) The aggregate identified cost on a tax basis is $702,564,262, resulting in gross unrealized appreciation and depreciation of $204,029,670 and $14,947,230, respectively, or net unrealized appreciation of $189,082,440.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at November 30, 2007.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At November 30, 2007, the value of securities loaned amounted to $112,402,281. The fund received cash collateral of $115,336,519 which is pooled with collateral of other Putnam funds into 54 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $131,240 for the period ended November 30, 2007. During the period ended November 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $45,047,442 and $28,389,521, respectively.

(S) Securities on loan, in part or in entirety, at November 30, 2007.

At November 30, 2007, liquid assets totaling $3,316,973 have been designated as collateral for open forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding stands for American Depository Receipts or Global Depository Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at November 30, 2007: (as a percentage of Portfolio Value)

Australia	1.0%
Canada	2.6
France	7.2
Germany	1.4
Ireland	0.8
Italy	2.5
Japan	2.3
Kazakhstan	1.0
Netherlands	0.7
Norway	4.9
Russia	2.8
Switzerland	0.6
United Kingdom	7.3
United States	64.9

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At November 30, 2007, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Natural Resources Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: January 28, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 28, 2008